7. Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Amount invested	$ 0	$ 0
Bill Myrick [Member]
Relationship	Independent Manager
Amount invested	141	63
Weighted average interest rate	7.50%
Interest expense	9	1
R Scott Summers [Member]
Relationship	Son of Independent Manager
Amount invested	100	25
Weighted average interest rate	7.56%
Interest expense	6	0
Walach Family Irrevocable Educational Trust [Member]
Relationship	Trustee is a member
Amount invested	200	0
Weighted average interest rate	7.00%
Interest expense	7	4
David And Carole Wallach [Member]
Relationship	Parents of Member
Amount invested	111	100
Weighted average interest rate	8.00%
Interest expense	$ 8	$ 4